Goldman Sachs Commodity Strategy Fund Annual Fund Operating Expenses - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Commodity Strategy Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.24%	[1]
Fee Waiver or Reimbursement	(0.29%)	[2]
Net Expenses (as a percentage of Assets)	0.95%	[1]
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component3 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	0.59%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.99%	[1]
Fee Waiver or Reimbursement	(0.29%)	[2]
Net Expenses (as a percentage of Assets)	1.70%	[1]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	0.91%	[1]
Fee Waiver or Reimbursement	(0.29%)	[2]
Net Expenses (as a percentage of Assets)	0.62%	[1]
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	0.99%	[1]
Fee Waiver or Reimbursement	(0.29%)	[2]
Net Expenses (as a percentage of Assets)	0.70%	[1]
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.34%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	1.49%	[1]
Fee Waiver or Reimbursement	(0.29%)	[2]
Net Expenses (as a percentage of Assets)	1.20%	[1]
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.15%
Expenses (as a percentage of Assets)	0.90%	[1]
Fee Waiver or Reimbursement	(0.29%)	[2]
Net Expenses (as a percentage of Assets)	0.61%	[1]

[1]	The “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the CSF Subsidiary (as defined below) at an annual rate of 0.42% of the CSF Subsidiary’s average daily net assets; (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.074% of the Fund’s average daily net assets; and (iv) reduce or limit the CSF Subsidiary’s expenses (excluding management fees) to 0.004% of the CSF Subsidiary’s average daily net assets. The management fee waiver arrangement with respect to the CSF Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the CSF Subsidiary is in place. The other management fee waiver arrangements will remain in effect through at least April 30, 2027, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.